Fundrise Growth Tech Fund, LLC
PORTFOLIO COMPOSITION (UNAUDITED)
December 31, 2023

PORTFOLIO HOLDINGS
The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)
December 31, 2023

See accompanying notes to the schedule of investments.
(Amounts in thousands)
Description Par/Shares Security Type
Value as of
December
31, 2023
% of Net
Assets
Technology Private Equity
Data Infrastructure
Databricks, Inc.
 (1)(2)(3)(4)
382 Common Stock $ 28,067 23.1%
dbt Labs, Inc.
 (1)(2)(5)
441 Preferred Stock 15,000 12.4%
Databricks, Inc.
 (1)(2)(5)
122 Common Stock 8,874 7.3%
Vanta, Inc.
 (1)(2)(5)
555 Preferred Stock 5,000 4.1%
Immuta, Inc.
 (1)(2)(5)
80 Common Stock 1,021 0.8%
Total Data Infrastructure (Cost $54,914 ) $ 57,962 47.7%
Vertical/Horizontal Software
ServiceTitan, Inc.
 (1)(2)(5)
154 Common Stock $ 10,000 8.3%
Canva, Inc.
 (1)(2)(5)
6 Common Stock 6,220 5.1%
Total Vertical/Horizontal Software (Cost $ 16 , 220 ) $ 16 , 220 1 3 . 4%
Artificial Intelligence
Anthropic PBC
 (1)(2)(4)(5)
218 Preferred Stock $ 7,072 5.8%
HOF Capital AP Growth, LLC
 (1)(2)(5)(6)
N/A Private Fund 5,250 4.3%
AI-LLM, LLC
 (1)(2)(5)(7)
N/A Common Stock 1,597 1.3%
Anyscale, Inc.
 (1)(2)(5)
300 Common Stock 1,494 1.2%
Theory Ventures, LP
 (1)(2)(3)(8)
N/A Private Fund 574 0.5%
Luminos, Inc.
 (1)(2)(5)
N/A Simple Agreement for Future Equity 100 0.1%
Total Artificial Intelligence (Cost $17,610 ) $ 16,087 13.2%
Defense Technology
Anduril Industries, Inc.
 (1)(2)(4)(5)
313 Preferred Stock $ 6,021 4.9%
Total Defense Technology (Cost $6,021) $ 6,021 4.9%
Property Technology
Inspectify, Inc.
 (1)(2)(5)
N/A Simple Agreement for Future Equity $ 4,000 3.3%
Jetty National, Inc.
 (1)(2)(5)
611 Preferred Stock 2,000 1.6%
Total Property Technology (Cost $6,000 ) $ 6,000 4.9%
Total Technology Private Equity (Cost $100,765) $ 102,290 84.1%
Technology Fixed Income
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29
 (9)
$ 3,000 Corporate Non-Convertible Bond $ 2,723 2.3%
Elastic NV, 4.13%, 07/15/29
 (9)
2,250 Corporate Non-Convertible Bond 2,068 1.7%
Twilio, Inc., 3.63%, 03/15/29 2,000 Corporate Non-Convertible Bond 1,827 1.5%
Uber Technologies, Inc., 6.25%, 01/15/28
 (9)
1,000 Corporate Non-Convertible Bond 1,003 0.8%
Splunk, Inc., 1.13%, 06/15/27
 (9)
1,000 Corporate Convertible Bond 974 0.8%
Match Group Holdings II, LLC, 5.63%, 02/15/29
 (9)
1,000 Corporate Non-Convertible Bond 972 0.8%
Block, Inc., 2.75%, 06/01/26
 (9)
1,000 Corporate Non-Convertible Bond 944 0.8%
Twilio, Inc., 3.88%, 03/15/31 1,000 Corporate Non-Convertible Bond 893 0.7%
Jamf Holding Corp., 0.13%, 09/01/26
 (9)
1,000 Corporate Convertible Bond 857 0.7%
Total Technology Fixed Income (Cost $11,924) $ 12,261 10.1%
Short-Term Investments
Allspring Government Money Market Fund, Select Class,
5.42%
 (10)
5,536
Money Market Fund $ 5,536 4.6%
Northern Institutional U.S. Government Select Portfolio,
5.22%
 (10)(11)
1
Money Market Fund 1 0.0%
Total Short-Term Investments (Cost $5,537) $ 5,537 4.6%
Total investments, at value (Cost $118,226) $ 120,088 98.8%
Other assets in excess of liabilities 1,501 1.2%
Total Net Assets $ 121,589 100.0%
LLC Limited Liability Company
LP Limited Partnership
(1) Non-income producing investment.
(2)
Restricted security. The aggregate value of restricted securities at December 31, 2023 is approximately $102,290 (amount in thousands) and represents 84.1% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)
December 31, 2023

See accompanying notes to the schedule of investments.
(3)
Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2, Summary of Significant Accounting
Policies - Fair Value Measurement for additional information.
(4) Shares held through an interim administrative vehicle.
(5) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(6) Subsequent to December 31, 2023, HOF Capital AP Growth, LLC, through a related Single Purpose Vehicle (SPV), closed on the tender offer investment in a leading private North American-based artificial intelligence and large language model provider (leading defined as a top 5 in capital raised among North American-based companies primarily focused on building and serving foundation models as of the reporting date).
(7) AI-LLM, LLC holds a foreign investment in a leading private North American-based artificial intelligence and large language model provider
(leading defined as a top 5 in capital raised as of the reporting date among North American-based companies primarily focused on building and serving foundation models).
(8)
Limited partnership with a 10-year term. Redemptions are not permitted. There are unfunded commitments of $ 4,366 (amount in thousands) as of
December 31, 2023.
(9) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. At the period end, the value of these securities amounted to $9,541 (amount in thousands) or
7.9% of net assets.
(10) Rate disclosed is representative of the seven-day effective yield as of December 31, 2023.
(11) Value is less than 0.05% of Total Net Assets.

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
December 31, 2023

1. Formation and Organization
Fundrise Growth Tech Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a C corporation. The Fund operates in a manner intended to qualify for treatment as a regulated investment company
(“RIC”) for U.S. federal income tax purposes under part I of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986,
as amended (the “Code”). The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s registration statement was declared effective on May 11, 2022. The Fund commenced investment operations on July 25, 2022.
The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in technology companies, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of certain privately held, mid-to-late-stage, growth companies (“Portfolio Companies”), or other investments (including derivatives and debt) that have economic characteristics similar to investments in technology companies. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of private and public technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives and debt) that have economic characteristics similar to investments in technology companies.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
December 31, 2023

The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
The majority of the Fund’s investments are expected to have no readily available market quotations and, as such, will be valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late growth
Portfolio Companies, traditional valuation methods (e.g., discounted cash flow) are often a less useful tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the
Fund may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies”
traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio
Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the Fund may adjust the valuation of its Portfolio Companies with each new funding round, which is a generally accepted methodology for the valuation of pre-IPO companies like the ones the Fund intends to invest in. However, while the valuation as of the latest funding round is a prominent factor in the Fund’s valuation process, it is not the only factor that the Fund will consider when valuing its portfolio investments.
For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the portfolio companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio Companies’
most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business; and other relevant factors.
With respect to any portion of the Fund’s assets that are invested in one or more investment funds, the fair value may be calculated based upon the NAVs of those investment funds as a practical expedient, where such valuation methodologies employed by the investment funds reflects fair value pricing and the effects of using fair value pricing.
The Fund may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio
Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology,

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
December 31, 2023

the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Fund may consider several additional factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Fund may also consider periodic financial statements (audited and unaudited) or other information provided by the Portfolio Companies to investors or prospective investors, to the extent that it is available.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the inputs used as of December 31, 2023 , in valuing the Fund’s investments carried at fair value
(amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of December 31, 2023 (amounts in thousands) . The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3
Practical
Expedient
(1)
Total
Common Stock $ – $ – $ 29,206 $ 28,067 $ 57,273
Preferred Stock – – 35,093 – 35,093
Corporate Non-Convertible Bonds – 10,430 – – 10,430
Private Funds – – 5,250 574 5,824
Short-Term Investments 5,537 – – – 5,537
Simple Agreement for Future Equity – – 4,100 – 4,100
Corporate Convertible Bonds – 1,831 – – 1,831
Total Investments $ 5,537 $ 12,261 $ 73,649 $ 28,641 $ 120,088
(1) As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
Investment Fair Value Valuation Technique Unobservable Input Range
Impact to
Valuation from an
Increase in Input
(1)
Preferred Stock $ 28,021 Recent Transaction Transaction Price N/A Increase
Common Stock 29,206 Recent Transaction Transaction Price N/A Increase
Preferred Stock 7,072 Market Transaction Transaction Price N/A Increase
Private Fund 5,250 Recent Transaction Transaction Price N/A Increase
Simple Agreement for Future Equity 4,100 Recent Transaction Transaction Price N/A Increase
Total $ 73,649
(1) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
December 31, 2023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Investments
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The following are the restricted investments held by the Fund as of December 31, 2023 (amounts in thousands) :
Common Stock Preferred Stock Private Fund
Simple
Agreement for
Future Equity Total
Balance as of March 31, 2023 $ 1,022 $ 5,000 $ – $ – $ 6,022
Purchases 28,184 31,556 5,250 4,100 69,090
Realized gain (loss) – – – – –
Net change in unrealized appreciation/depreciation – (1,463) – – (1,463)
Sales – – – – –
Transfers into Level 3 – – – – –
Transfers out of Level 3 – – – – –
Balance as of December 31, 2023 $ 29,206 $ 35,093 $ 5,250 $ 4,100 $ 73,649
Net change in unrealized appreciation/depreciation for
the period ended December 31, 2023 related to Level 3
investments held at December 31, 2023 $ – $ (1,463) $ – $ – $ (1,463)
Description
Acquisition
Date Shares Cost
Value as of December
31, 2023
% of Net
Assets
Databricks, Inc. 07/14/23 382 $ 25,019 $ 28,067 23.1%
dbt Labs, Inc. 09/22/23 441 15,000 15,000 12.4%
ServiceTitan, Inc. 06/26/23 154 10,000 10,000 8.3%
Databricks, Inc. 11/20/23 122 8,874 8,874 7.3%
Anthropic PBC 12/06/23 218 8,535 7,072 5.8%
Canva, Inc. 09/15/23 6 6,220 6,220 5.1%
Anduril Industries, Inc. 10/27/23 313 6,021 6,021 4.9%
HOF Capital AP Growth, LLC 12/29/23 N/A 5,250 5,250 4.3%
Vanta, Inc. 09/07/22 555 5,000 5,000 4.1%
Inspectify, Inc. 06/30/23 N/A 4,000 4,000 3.3%
Jetty National, Inc. 08/09/23 611 2,000 2,000 1.6%
AI-LLM, LLC 08/31/23 N/A 1,597 1,597 1.3%
Anyscale, Inc. 10/18/23 300 1,494 1,494 1.2%
Immuta, Inc. 03/28/23 80 1,021 1,021 0.8%
Theory Ventures, LP 04/28/23 N/A 634 574 0.5%
Luminos, Inc. 11/09/23 N/A 100 100 0.1%
Total $ 100,765 $ 102,290 84.1%